Deferred Tax Position (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Federal Tax [Member]
Deferred tax position [Line Items]
Other income	R$ 90,450	R$ 76,571